Non-Cash Share-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Jan. 01, 2021	Jul. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 27, 2021	Jul. 30, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation cost related to unvested employee shares outstanding			$ 0.6
Weighted-average period of unvested employee shares outstanding			2 years 2 months 12 days
Number of share options granted					0
Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation cost related to unvested employee shares outstanding			$ 21.2
Weighted-average period of unvested employee shares outstanding			3 years 1 month 6 days
Weighted average grant-date fair value of share options granted			$ 4.49	$ 9.87
Number of share options granted			4,352,281	3,760,210
RSUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
General vesting period			1 year
2020 Employee Share Purchase Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of ordinary shares subject to automatic increase in outstanding ordinary shares on each year		1.00%
Terms of share option plan			The ESPP provides for an annual increase beginning on January 1, 2022, in an amount equal to the least of (i) 347,447 ordinary shares, (ii) 1% of the total number of ordinary shares outstanding on December 31st of the prior calendar year or (iii) such fewer number of ordinary shares as the board of directors may designate prior to the applicable January 1st date.
Number of ordinary shares subject to automatic increase in outstanding ordinary shares on each year		347,447
Ordinary shares reserved for issuance		347,447	288,278
Purchase price of ordinary shares, percentage of fair market value		85.00%
Percentage of employee's compensation eligible		15.00%
Number of shares purchased		43,963	15,206
Price of shares purchased		$ 1.68	$ 6.93
2020 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum number of equity awards authorized		5,898,625
Term of ordinary shares subject to automatic increase in outstanding ordinary shares on each year		10 years
Percentage of ordinary shares subject to automatic increase in outstanding ordinary shares on each year		4.00%
Terms of share option plan			Additionally, the number of ordinary shares reserved for issuance under the 2020 Plan automatically increases on January 1st of each year, for a period of not more than ten years, by an amount equal to the lesser of (i) 4% of the total number of ordinary shares outstanding on December 31st of the prior calendar year or (ii) such fewer number of ordinary shares as the board of directors may designate prior to the applicable January 1st date.
Number of ordinary shares subject to automatic increase in outstanding ordinary shares on each year	1,434,198
Percentage of number of ordinary shares outstanding	4.00%
2020 Plan | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Service based options, vesting period			4 years
Vesting percentage			20.00%
General vesting period			3 years
2020 Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Service based options, vesting period			5 years
Vesting percentage			25.00%
General vesting period			4 years
2020 Plan | ORDINARY £0.00001 PAR VALUE
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum number of equity awards authorized		3,474,469					2,424,156
Inducement Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum number of equity awards authorized						1,400,000